Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

4. Property and Equipment:

Property and equipment consisted of the following (in millions):

	December 31, 2010	December 31, 2011
Computer and telecommunications equipment	$901	$993
Leasehold improvements	766	845
Office furniture and equipment	135	148
Buildings and improvements	136	138
Land	17	17
Construction in progress	46	48

	2,001	2,189
Accumulated depreciation and amortization	(1,109)	(1,296)

	$892	$893